Accruals, deferred income and other liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accruals, deferred income and other liabilities

26	Accruals, deferred income and other liabilities

	2020	2019
	$m	$m
Accruals and deferred income	10,406	11,808
Settlement accounts	13,008	14,356
Cash collateral and margin payables	65,557	56,646
Endorsements and acceptances	10,293	10,127
Employee benefit liabilities (Note 5)	2,025	1,771
Lease liabilities	4,614	4,604
Other liabilities	22,721	18,844
At 31 Dec	128,624	118,156
Accruals, deferred income and other liabilities include $120,229m (2019: $111,395m) of financial liabilities, the majority of which are measured at amortised cost.